Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 26, 2025	Apr. 02, 2025
Subsequent Events (Details) [Line Items]
Description of changes in tariff policies		the U.S. Government announced a 34% tariff on goods imported from China, on top of the existing 20% tariff on Chinese imports. On April 10, 2025, the U.S. Government further increased the tariffs to a total of 145% on goods imported from China. The management are currently assessing the impact such tariffs would have on the Company’s operations for the year ending December 31, 2025.
Hong Kong [Member]
Subsequent Events (Details) [Line Items]
Total consideration	$ 5,512,000